The Munder Funds, Inc.

Supplement to Prospectus dated July 1, 1996


The Munder International Bond Fund (the "Fund")
Class A, B and C Shares


for Ohio Residents


Investment in this Fund may involve a higher degree of risk than investment in diversifed investment companies because the Fund may purchase more than ten percent of the voting securites of any one issuer as to 50% of the Funds total assets.


July 1, 1996





The Munder Funds, Inc.

Supplement to Prospectus dated July 1, 1996


The Munder International Bond Fund (the "Fund")
Class K Shares


for Ohio Residents


Investment in this Fund may involve a higher degree of risk than investment in diversifed investment companies because the Fund may purchase more than ten percent of the voting securites of any one issuer as to 50% of the Funds total assets.


July 1, 1996




The Munder Funds, Inc.

Supplement to Prospectus dated July 1, 1996


The Munder International Bond Fund (the "Fund")
Class Y Shares


for Ohio Residents


Investment in this Fund may involve a higher degree of risk than investment in diversifed investment companies because the Fund may purchase more than ten percent of the voting securites of any one issuer as to 50% of the Funds total assets.



July 1, 1996
shared/bankgrp/munder/stickers/suppibf.doc